Significant segment expenses and loss before income taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Significant segment expenses and loss before income taxes
Significant segment expenses

7.Significant segment expenses and loss before income taxes

The following table sets forth the significant segment expenses for our one reportable segment (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
Operating expenses
Research and development
Direct expenses - Vanoglipel (DA-1241)	$190	$2,544	$758	$8,402
Direct expenses - DA-1726	1,080	1,501	4,088	7,435
Direct expenses - Other R&D costs (credits)(1)	52	(73)	107	255
Indirect expenses - employee compensation and benefits	351	369	1,301	1,161
Indirect expenses - consulting expenses	241	176	307	242
Total research and development	1,914	4,517	6,561	17,495
General and administrative
Legal and professional fees	690	567	2,597	2,143
Consulting	225	346	558	1,391
Employee compensation and benefits	428	480	1,379	1,254
Other(2)	218	349	567	941
Total general and administrative	1,561	1,742	5,101	5,729
Total operating expenses	3,475	6,259	11,662	23,224
Loss from operations	(3,475)	(6,259)	(11,662)	(23,224)
Total other income	98	607	619	805
Loss before income taxes	$(3,377)	$(5,652)	$(11,043)	$(22,419)
(1)	Other R&D costs (credits) include clinical, non-clinical and preclinical services or other R&D expenses that are not attributable to a single product candidate.
(2)	Other general and administrative expenses include insurance, software license fees, non-income state taxes, lease rental expenses and other general and administrative expenditures.

8.Significant segment expenses

The following table sets forth the significant segment expenses that are regularly provided to our CODM:

	Year Ended December 31,
	2024	2023
Operating expenses
Research and development
Clinical trial	$14,441	$5,100
Costs under the Shared Services Agreement with Dong-A (related party)	4,930	2,438
Employee compensation and benefits	1,606	461
Consulting	288	483
Other(1)	288	676
Total research and development	21,553	9,158
General and administrative
Legal and professional fees	2,864	3,007
Consulting	1,533	1,961
Employee compensation and benefits	1,659	620
Other(2)	1,200	1,140
Total general and administrative	7,256	6,728
Total operating expenses	$28,809	$15,886
(1)	Other R&D expenses include non-clinical and preclinical services and other R&D expenditures.
(2)	Other G&A expenses include insurance, software license fees, non-income state taxes, lease rental expenses and other G&A expenditures.